Home Office: Cincinnati, Ohio

Fixed Administrative Office: P.O. Box 5420, Cincinnati, Ohio 45201-5420

Variable Administrative Office: P.O. Box 5423, Cincinnati, Ohio 45201-5423

May 5, 2022

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account B

The Commodore Spirit® Variable Annuity

File Nos. 333-19725 and 811-08017

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account B (the Registrant) and Annuity Investors Life Insurance Company (the Depositor), certify that (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 40) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on or about April 29, 2022.

Please address any questions or comments to the undersigned at (513) 412-4737.

Very truly yours,

Annuity Investors Life Insurance Company

/s/ Simon Berry

Simon Berry
Senior Counsel